Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.1 Schedule 4

Saluda Grade

DSCR Cumulative

12/8/2022

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AmortizationTerm	4	197	2.03%
B1LastName	1	197	0.51%
BorrowerYearsofExperience	0	197	0.00%
Closing/Settlement Date	6	197	3.05%
CLTV	3	197	1.52%
CurrentUnpaidBalance	0	197	0.00%
DSCR	35	197	17.77%
FirstPaymentDate	0	197	0.00%
InterestOnlyTerm	3	197	1.52%
InterestRate	15	197	7.61%
LienPosition	0	197	0.00%
LoanOriginatorNameLenderCreditor	0	197	0.00%
LoanAmount	1	197	0.51%
LoanProgram	3	197	1.52%
LoanPurpose	2	197	1.02%
LoanType	0	197	0.00%
LTV	2	197	1.02%
MaturityDate	6	197	3.05%
NoteType	0	197	0.00%
NumberofUnits	1	197	0.51%
Occupancy	0	197	0.00%
PaymentFrequency	0	197	0.00%
Prepayment Penalty Flag	2	197	1.02%
Prepayment Penalty Total Term	11	197	5.58%
Primary Appraised Property Value	0	197	0.00%
PropertyAddress	5	197	2.54%
PropertyCity	5	197	2.54%
PropertyCounty	3	197	1.52%
PropertyState	0	197	0.00%
PropertyType	1	197	0.51%
PropertyZipCode	7	197	3.55%
ProposedHOA	1	197	0.51%
QualifyingTotalReservesNumberofMonths	5	197	2.54%
SalesPrice	2	197	1.02%
TotalVerifiedReservesAmount	0	197	0.00%
Total	124	6895	1.80%